Intangible Assets, Goodwill and Other Long Term Assets - Schedule of Composition and Movement (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		$ 124,847	$ 124,718
Purchases			129
Balance as of ending		124,847	124,847
Cost [Member] | Intellectual property [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	80,103	80,103
Purchases	[1]
Balance as of ending	[1]	80,103	80,103
Cost [Member] | Customer Relationships [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	33,514
Purchases	[1]
Balance as of ending	[1]	33,514	33,514
Cost [Member] | Other Intangibles [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[2],[3]	11,230
Purchases	[2],[3]
Balance as of ending	[2],[3]	11,230	11,230
Cost [Member] | Goodwill [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	30,313
Balance as of ending	[1]	30,313	30,313
Cost [Member] | Contract asset [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[4]	8,546
Balance as of ending	[4]	8,546	8,546
Accumulated Amortization and Impairment [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning		15,205	8,022
Amortization recognized in the year		7,192	7,183
Impairment loss	[3]	590
Balance as of ending		22,987	15,205
Amortized cost		101,860	109,642
Accumulated Amortization and Impairment [Member] | Intellectual property [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	8,518	4,497
Amortization recognized in the year	[1]	4,021	4,021
Impairment loss	[1],[3]
Balance as of ending	[1]	12,539	8,518
Amortized cost	[1]	67,564	71,585
Accumulated Amortization and Impairment [Member] | Customer Relationships [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	3,531
Amortization recognized in the year	[1]	1,676
Impairment loss	[1],[3]
Balance as of ending	[1]	5,207	3,531
Amortized cost	[1]	28,307
Accumulated Amortization and Impairment [Member] | Other Intangibles [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[2],[3]	3,156
Amortization recognized in the year	[2],[3]	1,495
Impairment loss	[2],[3]	590
Balance as of ending	[2],[3]	5,241	3,156
Amortized cost	[2],[3]	5,989
Accumulated Amortization and Impairment [Member] | Goodwill [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]
Amortization recognized in the year	[1]
Impairment loss	[1],[3]
Balance as of ending	[1]
Amortized cost	[1]	30,313
Accumulated Amortization and Impairment [Member] | Contract asset [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[4]	51
Amortization recognized in the year	[4]	476
Impairment loss	[3],[4]
Balance as of ending	[4]	527	51
Amortized cost	[4]	8,019
Customer Relationships [Member] | Cost [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	33,514	33,514
Purchases	[1]
Balance as of ending	[1]		33,514
Customer Relationships [Member] | Accumulated Amortization and Impairment [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	3,531	1,855
Amortization recognized in the year	[1]		1,676
Impairment loss	[1],[3]
Balance as of ending	[1]		3,531
Amortized cost	[1]		29,983
Other Intangibles [Member] | Cost [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[2]	11,230	11,101
Purchases	[2]		129
Balance as of ending	[2]		11,230
Other Intangibles [Member] | Accumulated Amortization and Impairment [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[2]	3,156	1,670
Amortization recognized in the year	[2]		1,486
Impairment loss	[2],[3]
Balance as of ending	[2]		3,156
Amortized cost	[2]		8,074
Goodwill [Member] | Cost [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	30,313	30,313
Balance as of ending	[1]		30,313
Goodwill [Member] | Accumulated Amortization and Impairment [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]
Amortization recognized in the year	[1]
Impairment loss	[1],[3]
Balance as of ending	[1]
Amortized cost	[1]		30,313
Contract asset [Member] | Cost [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[4]	8,546	7,577
Purchases	[4]		969
Balance as of ending	[4]		8,546
Contract asset [Member] | Accumulated Amortization and Impairment [Member]
Schedule of Composition and Movement [Line Items]
Balance as of beginning	[4]	$ 51
Amortization recognized in the year	[4]		51
Impairment loss	[3],[4]
Balance as of ending	[4]		51
Amortized cost	[4]		$ 8,495

[1]	The Intellectual Property, Customer Relationship and Goodwill generated by the November 2021 Saol APA, in the amount of 79,141 thousands, 33,519 thousands and 29,896 thousands respectively other than intellectual property and goodwill in the amount of $962 thousands and $416, respectively which were generated by the acquisition of the Company’s plasma collection center in Beaumont, Texas consumed during March, 2021
[2]	Includes assumed contract manufacturing agreement associated with the November 2021 Saol APA and distribution right of certain pharmaceutical products to be distributed in Israel, subject to IL MOH and or EMA marketing authorization. The Company was required to make certain upfront and milestone payments on account of such distribution rights. These payments are accounted for as long-term assets through obtaining IL MOH marketing authorization and will subsequently be amortized during the expected distribution right’s useful life.
[3]	During 2024 the Company recognized impairment loss of $590 arising from certain distribution rights assets, from which the Company does not expect future economic benefits.
[4]	In December 2019, the Company entered into a binding term sheet for a 12-year contract manufacturing agreement with Saol to manufacture CYOTGAM. As a result of the execution and consummation of the Saol APA as detailed in Note 1, which included the acquisition of all rights relating to CYTOGAM, the previous engagement with Saol with respect to this product expired. Following the successful execution of the technology transfer from the previous manufacturer and pending all necessary FDA approvals, the Company obtained during May 2023 FDA approval to manufacture CYTOGAM at its facility in Beit Kama, Israel.